Mar. 01, 2020
TRANSAMERICA FUNDS

Supplement to the Currently Effective Prospectuses, Summary Prospectuses

and Statements of Additional Information

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Transamerica Multi-Managed Balanced

Effective as of May 1, 2020, a sub-advisory fee schedule with respect to Transamerica Balanced II and the management fee schedule and a sub-advisory fee schedule with respect to Transamerica Multi-Managed Balanced will be revised as described herein.

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Effective as of May 1, 2020, the “Annual Fund Operating Expenses” table included in the “Fees and Expenses” section of the Prospectuses and Summary Prospectuses is deleted entirely and replaced with the following, as applicable:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Class	A	C	I	R1	R6	T2	I2
Management fees[1]	0.60%	0.60%	0.60%	0.60%	0.60%	0.60%	0.60%
Distribution and service (12b-1) fees	0.25%	1.00%	0.00%	0.50%	0.00%	0.25%	0.00%
Other expenses[2]	0.14%	0.15%	0.17%	0.21%	0.06%	0.05%	0.06%
Total annual fund operating expenses	0.99%	1.75%	0.77%	1.31%	0.66%	0.90%	0.66%

[1]	Management fees have been restated to reflect a reduction in management fees effective May 1, 2020.
[2]	Other expenses for Class R1 and T2 shares are based on estimates for the current fiscal year.

Effective as of May 1, 2020, the “Example” table included in the Prospectuses and Summary Prospectuses is deleted entirely and replaced with the following, as applicable:

Example: This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all shares at the end of those periods (unless otherwise indicated). The Example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

If the shares are redeemed at the end of each period:

	1 year	3 years	5 years	10 years
Class A	$645	$848	$1,067	$1,696
Class C	$278	$551	$949	$2,062
Class I	$79	$246	$428	$954
Class R1	$133	$415	$718	$1,579
Class R6	$67	$211	$368	$822
Class T2	$389	$578	$784	$1,375
Class I2	$67	$211	$368	$822

If the shares are not redeemed:

	1 year	3 years	5 years	10 years
Class A	$645	$848	$1,067	$1,696
Class C	$178	$551	$949	$2,062
Class I	$79	$246	$428	$954
Class R1	$133	$415	$718	$1,579
Class R6	$67	$211	$368	$822
Class T2	$389	$578	$784	$1,375
Class I2	$67	$211	$368	$822

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Investors Should Retain this Supplement for Future Reference

March 18, 2020